401(k) PLAN - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2006	Jun. 30, 2006
Compensation And Retirement Disclosure [Abstract]
Percentage of employer matching contribution				75.00%	50.00%
Percentage of participant's compensation				6.00%	6.00%
Total matching contributions for all participants	$ 2.4	$ 2.1	$ 1.7